Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		6 Months Ended
	May 31, 2019	May 31, 2018	May 31, 2019	May 31, 2018
Revenues
Licensing (Note 3)	$ 399,696	$ 489,995	$ 664,247	$ 742,267
Up-front fees (Note 3)	814,824	86,972	893,809	169,218
Revenues	1,214,520	576,967	1,558,056	911,485
Cost of goods sold	0	65,874	33,068	65,874
Gross margin	1,214,520	511,093	1,524,988	845,611
Expenses
Research and development	1,655,039	2,195,200	3,787,300	4,459,328
Selling, general and administrative	1,476,013	967,849	2,683,256	1,981,319
Depreciation (Note 4)	126,776	153,844	252,060	302,026
Expenses	3,257,828	3,316,893	6,722,616	6,742,673
Loss from operations	(2,043,308)	(2,805,800)	(5,197,628)	(5,897,062)
Net foreign exchange gain	24,961	7,675	13,629	7,700
Interest income	843	7	854	14
Interest expense	(55,294)	(61,158)	(114,102)	(119,516)
Net loss and comprehensive loss	$ (2,072,798)	$ (2,859,276)	$ (5,297,247)	$ (6,008,864)
Loss per common share, basic and diluted	$ (0.10)	$ (0.07)	$ (0.26)	$ (0.16)
Weighted average number of common shares outstanding, basic and diluted	21,037,532	41,838,574	20,047,972	38,310,742